Investments in Associates and Joint Ventures - Summary of Sale of PCEV Shares to MPIC (Detail) - PHP (₱) ₱ in Millions, shares in Millions	Jun. 13, 2017	May 30, 2016	Jun. 06, 2012
Disclosure Of Joint Ventures [Line Items]
Selling Price	₱ 21,800	₱ 26,200
Deferred Gain Realized	₱ 4,962	₱ 4,962
Preferred Shares [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold	458	458	282
Selling Price			₱ 3,563
Deferred Gain Realized			₱ 2,012
Common Stock [Member]
Disclosure Of Joint Ventures [Line Items]
Number of Shares Sold	646	646